THE ALGER FUND

SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE PROSPECTUS DATED FEBRUARY 28, 2001 AS
       SUPPLEMENTED MARCH 15, 2001 AND AS SUPPLEMENTED SEPTEMBER 26, 2001


THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 9 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the chief market strategist for all portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the LargeCap Growth and Balanced Portfolios since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Capital Appreciation Portfolio and co-manager of the LargeCap Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, manager of the Money Market Portfolio and co-manager of the Balanced Portfolio, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.